Vanguard® Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (1.3%)
Comcast Corp. Class A	24,144,879	996,942
John Wiley & Sons Inc. Class A	242,117	7,329
		1,004,271
Consumer Discretionary (6.8%)
Home Depot Inc.	5,776,616	1,644,545
McDonald's Corp.	4,168,623	1,092,888
NIKE Inc. Class B	7,086,672	728,297
Lowe's Cos. Inc.	3,440,669	655,688
Starbucks Corp.	6,544,063	603,624
Tractor Supply Co.	622,901	119,946
Genuine Parts Co.	804,116	103,618
Pool Corp.	223,357	70,529
Williams-Sonoma Inc.	367,948	55,281
Service Corp. International	862,027	46,912
Churchill Downs Inc.	389,842	42,820
Lithia Motors Inc.	157,672	38,190
Brunswick Corp.	399,703	27,767
Thor Industries Inc.	305,024	26,821
Polaris Inc.	304,946	26,353
Dillard's Inc. Class A	19,962	6,197
Monro Inc.	177,546	4,407
Shoe Carnival Inc.	99,105	2,268
Haverty Furniture Cos. Inc.	76,107	1,983
Aaron's Co. Inc.	180,572	1,338
		5,299,472
Consumer Staples (12.3%)
Procter & Gamble Co.	13,544,811	2,032,128
Costco Wholesale Corp.	2,528,534	1,396,863
Walmart Inc.	8,216,831	1,342,712
PepsiCo Inc.	7,876,880	1,286,137
Coca-Cola Co.	22,262,248	1,257,595
Colgate-Palmolive Co.	4,729,292	355,265
Target Corp.	2,640,295	292,518
Archer-Daniels-Midland Co.	3,079,811	220,422
Sysco Corp.	2,885,469	191,855
Hershey Co.	857,406	160,635
Kenvue Inc.	7,977,329	148,378
Church & Dwight Co. Inc.	1,408,325	128,073
Kroger Co.	2,776,729	125,980
McCormick & Co. Inc.	1,436,274	91,778
Clorox Co.	707,457	83,268
Tyson Foods Inc. Class A	1,655,299	76,723

	Shares	Market Value ($000)
J M Smucker Co.	584,200	66,505
Brown-Forman Corp. Class B	1,047,259	58,814
Casey's General Stores Inc.	213,974	58,182
Hormel Foods Corp.	1,652,026	53,774
Ingredion Inc.	375,934	35,180
Flowers Foods Inc.	1,100,060	24,124
Lancaster Colony Corp.	116,651	19,734
WD-40 Co.	77,019	16,282
J & J Snack Foods Corp.	88,125	13,801
Andersons Inc.	177,773	8,912
SpartanNash Co.	202,413	4,552
Tootsie Roll Industries Inc.	104,821	3,261
		9,553,451
Energy (3.2%)
Exxon Mobil Corp.	22,901,491	2,424,123
Texas Pacific Land Corp.	35,567	65,655
		2,489,778
Financials (18.2%)
JPMorgan Chase & Co.	16,623,983	2,311,731
Visa Inc. Class A	8,803,035	2,069,594
Mastercard Inc. Class A	4,788,335	1,802,090
S&P Global Inc.	1,882,823	657,689
Goldman Sachs Group Inc.	1,885,721	572,524
Marsh & McLennan Cos. Inc.	2,830,902	536,881
Chubb Ltd.	2,349,349	504,217
BlackRock Inc.	805,178	492,994
CME Group Inc.	2,057,777	439,253
Aon plc Class A (XNYS)	1,168,524	361,541
Arthur J Gallagher & Co.	1,225,317	288,550
Moody's Corp.	902,599	278,000
PNC Financial Services Group Inc.	2,291,998	262,365
Aflac Inc.	3,124,884	244,085
Travelers Cos. Inc.	1,328,420	222,431
MetLife Inc.	3,613,471	216,844
Allstate Corp.	1,509,210	193,375
Bank of New York Mellon Corp.	4,455,602	189,363
Ameriprise Financial Inc.	593,268	186,624
Hartford Financial Services Group Inc.	1,765,854	129,702
State Street Corp.	1,917,679	123,940
Discover Financial Services	1,464,780	120,229
Raymond James Financial Inc.	1,074,045	102,507
Cboe Global Markets Inc.	603,098	98,842
Nasdaq Inc.	1,941,380	96,292
FactSet Research Systems Inc.	217,340	93,867
Brown & Brown Inc.	1,348,446	93,609
Fifth Third Bancorp	3,915,964	92,848
Cincinnati Financial Corp.	896,684	89,372
Principal Financial Group Inc.	1,272,323	86,111
W R Berkley Corp.	1,168,294	78,766
RenaissanceRe Holdings Ltd.	292,792	64,294
Jack Henry & Associates Inc.	415,961	58,646
Globe Life Inc.	497,533	57,893
Reinsurance Group of America Inc.	379,656	56,747
Unum Group	1,051,224	51,405
MarketAxess Holdings Inc.	216,001	46,170
Assurant Inc.	302,835	45,092
American Financial Group Inc.	379,340	41,485

	Shares	Market Value ($000)
Erie Indemnity Co. Class A	142,789	39,437
Primerica Inc.	204,643	39,120
Morningstar Inc.	148,970	37,725
Cullen/Frost Bankers Inc.	368,407	33,521
SEI Investments Co.	578,592	31,047
RLI Corp.	228,263	30,414
Prosperity Bancshares Inc.	540,152	29,460
Commerce Bancshares Inc.	650,261	28,520
SouthState Corp.	430,868	28,480
Zions Bancorp NA	847,314	26,140
Evercore Inc. Class A	199,355	25,952
Axis Capital Holdings Ltd.	444,706	25,393
Hanover Insurance Group Inc.	204,465	23,965
Home BancShares Inc.	1,081,782	22,122
Bank OZK	606,982	21,736
Assured Guaranty Ltd.	319,288	19,924
Glacier Bancorp Inc.	630,184	19,025
American Equity Investment Life Holding Co.	352,718	18,680
First Financial Bankshares Inc.	739,983	17,797
UMB Financial Corp.	247,935	15,550
CNO Financial Group Inc.	649,681	15,060
International Bancshares Corp.	303,662	13,310
Independent Bank Corp. (XNGS)	254,610	12,425
Atlantic Union Bankshares Corp.	426,366	12,284
Community Bank System Inc.	306,582	12,248
BOK Financial Corp.	161,481	10,580
Simmons First National Corp. Class A	715,709	10,170
First Merchants Corp.	352,199	9,619
NBT Bancorp Inc.	269,339	9,015
Towne Bank	374,837	8,974
Federal Agricultural Mortgage Corp. Class C	52,990	7,872
City Holding Co.	84,944	7,711
Cohen & Steers Inc.	145,317	7,591
Horace Mann Educators Corp.	234,115	7,428
Lakeland Financial Corp.	144,776	7,130
Westamerica BanCorp	149,295	7,053
BancFirst Corp.	83,845	6,801
TriCo Bancshares	191,228	6,186
Stock Yards Bancorp Inc.	150,389	5,882
Southside Bancshares Inc.	175,922	4,697
1st Source Corp.	99,945	4,559
German American Bancorp Inc.	160,638	4,390
Lakeland Bancorp Inc.	366,804	4,138
Tompkins Financial Corp.	73,854	3,699
Heritage Financial Corp.	202,352	3,292
Cass Information Systems Inc.	73,462	2,778
First Financial Corp.	60,803	2,092
Southern Missouri Bancorp Inc.	43,897	1,776
Hingham Institution for Savings	9,763	1,451
Bank of Marin Bancorp	76,026	1,277
		14,203,464
Health Care (15.5%)
UnitedHealth Group Inc.	5,298,775	2,837,812
Johnson & Johnson	13,774,626	2,043,328
Merck & Co. Inc.	14,515,621	1,490,754
Abbott Laboratories	9,926,784	938,577
Bristol-Myers Squibb Co.	11,950,730	615,821
Elevance Health Inc.	1,347,995	606,719

	Shares	Market Value ($000)
Medtronic plc	7,608,860	536,881
Stryker Corp.	1,931,446	521,915
Becton Dickinson and Co.	1,667,095	421,408
Zoetis Inc.	2,633,243	413,419
Humana Inc.	718,005	376,012
McKesson Corp.	799,068	363,864
Cencora Inc.	954,566	176,738
Cardinal Health Inc.	1,481,297	134,798
West Pharmaceutical Services Inc.	422,776	134,565
STERIS plc	567,346	119,131
ResMed Inc.	837,503	118,272
Quest Diagnostics Inc.	658,698	85,697
Chemed Corp.	86,175	48,486
Ensign Group Inc.	320,505	30,961
Perrigo Co. plc	772,527	21,353
LeMaitre Vascular Inc.	114,831	5,579
Embecta Corp.	329,335	4,980
Atrion Corp.	7,491	2,562
		12,049,632
Industrials (12.9%)
Union Pacific Corp.	3,502,894	727,236
Honeywell International Inc.	3,822,122	700,442
Caterpillar Inc.	2,918,200	659,659
Lockheed Martin Corp.	1,316,244	598,417
United Parcel Service Inc. Class B (XNYS)	4,137,068	584,361
Automatic Data Processing Inc.	2,359,374	514,863
Eaton Corp. plc	2,282,462	474,547
Northrop Grumman Corp.	818,180	385,715
Illinois Tool Works Inc.	1,585,240	355,284
Waste Management Inc.	2,120,608	348,479
CSX Corp.	11,477,148	342,593
General Dynamics Corp.	1,297,033	312,987
Emerson Electric Co.	3,383,191	301,002
Cintas Corp.	494,118	250,577
Paychex Inc.	1,835,649	203,849
L3Harris Technologies Inc.	1,081,536	194,038
Fastenal Co.	3,280,868	191,406
WW Grainger Inc.	254,598	185,813
Cummins Inc.	808,888	174,962
Republic Services Inc.	1,177,164	174,797
Rockwell Automation Inc.	657,451	172,785
Xylem Inc.	1,377,075	128,812
Broadridge Financial Solutions Inc.	675,524	115,271
Dover Corp.	803,403	104,402
Expeditors International of Washington Inc.	847,079	92,543
Booz Allen Hamilton Holding Corp.	749,857	89,930
Hubbell Inc.	307,023	82,927
IDEX Corp.	432,222	82,732
JB Hunt Transport Services Inc.	466,059	80,102
Snap-on Inc.	302,612	78,056
Stanley Black & Decker Inc.	875,563	74,467
Carlisle Cos. Inc.	285,381	72,512
Graco Inc.	966,791	71,881
Lennox International Inc.	182,756	67,718
Nordson Corp.	309,875	65,876
Lincoln Electric Holdings Inc.	328,358	57,397
HEICO Corp. Class A	436,018	55,431
Pentair plc	944,406	54,889

	Shares	Market Value ($000)
CH Robinson Worldwide Inc.	666,126	54,509
Huntington Ingalls Industries Inc.	227,535	50,017
A O Smith Corp.	712,372	49,695
Allegion plc	502,036	49,380
Toro Co.	593,225	47,956
Robert Half Inc.	616,507	46,096
Regal Rexnord Corp.	379,485	44,935
ITT Inc.	470,263	43,899
Donaldson Co. Inc.	695,505	40,103
Comfort Systems USA Inc.	204,645	37,215
HEICO Corp.	227,645	36,061
Applied Industrial Technologies Inc.	221,339	33,978
UFP Industries Inc.	354,646	33,752
MSA Safety Inc.	211,065	33,323
Watts Water Technologies Inc. Class A	156,863	27,139
Ryder System Inc.	260,701	25,429
Insperity Inc.	207,794	21,993
GATX Corp.	202,677	21,196
ManpowerGroup Inc.	283,816	19,859
Franklin Electric Co. Inc.	227,450	19,724
Hillenbrand Inc.	400,826	15,243
ABM Industries Inc.	375,234	14,762
McGrath RentCorp.	141,290	14,214
Brady Corp. Class A	263,096	13,539
Standex International Corp.	68,052	9,770
Trinity Industries Inc.	468,491	9,759
Griffon Corp.	233,240	9,316
Tennant Co.	105,174	7,806
Lindsay Corp.	61,793	7,719
Matthews International Corp. Class A	177,069	6,275
Apogee Enterprises Inc.	127,432	5,469
Gorman-Rupp Co.	141,102	4,170
Douglas Dynamics Inc.	128,684	3,124
		10,086,183
Information Technology (22.4%)
Microsoft Corp.	12,212,655	4,129,221
Apple Inc.	20,065,409	3,426,570
Broadcom Inc.	2,287,943	1,925,007
Cisco Systems Inc.	23,298,690	1,214,561
Accenture plc Class A	3,610,266	1,072,574
Oracle Corp.	9,004,879	931,105
Intuit Inc.	1,607,406	795,586
Texas Instruments Inc.	5,201,967	738,731
QUALCOMM Inc.	6,418,451	699,547
Analog Devices Inc.	2,910,826	457,960
KLA Corp.	800,404	375,950
Roper Technologies Inc.	610,412	298,229
Amphenol Corp. Class A	3,415,263	275,099
Motorola Solutions Inc.	955,442	266,052
Microchip Technology Inc.	3,125,737	222,834
TE Connectivity Ltd.	1,804,976	212,716
HP Inc.	5,083,732	133,855
Corning Inc.	4,392,537	117,544
Amdocs Ltd.	694,486	55,670
Littelfuse Inc.	142,594	30,896
Badger Meter Inc.	167,933	23,267

	Shares	Market Value ($000)
Power Integrations Inc.	327,770	22,724
		17,425,698
Materials (4.4%)
Linde plc	2,801,619	1,070,667
Air Products and Chemicals Inc.	1,269,098	358,444
Sherwin-Williams Co.	1,353,285	322,366
Ecolab Inc.	1,450,815	243,360
Nucor Corp.	1,442,890	213,245
PPG Industries Inc.	1,346,758	165,341
International Flavors & Fragrances Inc.	1,460,800	99,846
Steel Dynamics Inc.	891,213	94,923
Reliance Steel & Aluminum Co.	335,028	85,224
Albemarle Corp.	671,408	85,121
Avery Dennison Corp.	460,543	80,167
Packaging Corp. of America	514,244	78,705
RPM International Inc.	739,360	67,481
Celanese Corp.	573,403	65,660
Eastman Chemical Co.	686,547	51,306
AptarGroup Inc.	374,476	45,787
Royal Gold Inc.	375,010	39,125
Sonoco Products Co.	558,814	28,952
Ashland Inc.	292,596	22,422
Balchem Corp.	184,912	21,494
Cabot Corp.	319,245	21,223
Westlake Corp.	182,680	21,074
HB Fuller Co.	307,493	20,341
Silgan Holdings Inc.	480,954	19,267
Avient Corp.	520,636	16,463
Sensient Technologies Corp.	239,367	13,505
Materion Corp.	118,729	11,514
Quaker Chemical Corp.	79,445	11,418
Worthington Industries Inc.	172,152	10,608
Scotts Miracle-Gro Co.	234,638	10,427
Stepan Co.	120,693	9,028
Hawkins Inc.	109,531	6,290
		3,410,794
Utilities (2.7%)
NextEra Energy Inc.	11,576,413	674,905
Sempra	3,601,003	252,178
Xcel Energy Inc.	3,154,461	186,965
WEC Energy Group Inc.	1,804,749	146,888
American Water Works Co. Inc.	1,111,668	130,788
DTE Energy Co.	1,179,598	113,690
Eversource Energy	1,996,751	107,405
CMS Energy Corp.	1,664,552	90,452
Atmos Energy Corp.	830,761	89,440
Alliant Energy Corp.	1,445,353	70,519
AES Corp.	3,832,352	57,102
Essential Utilities Inc.	1,397,291	46,753
IDACORP Inc.	290,018	27,468
National Fuel Gas Co.	523,941	26,695
New Jersey Resources Corp.	550,401	22,335
ONE Gas Inc.	315,281	19,043
American States Water Co.	210,629	16,439
California Water Service Group	333,406	16,230
MGE Energy Inc.	205,830	14,744
SJW Group	163,418	10,210

		Shares	Market Value ($000)
	Chesapeake Utilities Corp.	101,409	8,986
	Middlesex Water Co.	100,381	6,377
	York Water Co.	80,063	2,888
	Artesian Resources Corp. Class A	56,153	2,207
			2,140,707
Total Common Stocks (Cost $61,366,603)			77,663,450
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 5.420% (Cost $175,796)	1,758,364	175,819
Total Investments (99.9%) (Cost $61,542,399)			77,839,269
Other Assets and Liabilities—Net (0.1%)			84,140
Net Assets (100%)			77,923,409
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	496	104,464	(2,311)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kroger Co.	1/31/24	GSI	44,290	(5.325)	982	—
Visa Inc. Class A	8/30/24	BANA	104,620	(5.231)	—	(446)
					982	(446)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At October 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $1,412,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	77,663,450	—	—	77,663,450
Temporary Cash Investments	175,819	—	—	175,819
Total	77,839,269	—	—	77,839,269
Derivative Financial Instruments
Assets
Swap Contracts	—	982	—	982
Liabilities
Futures Contracts[1]	2,311	—	—	2,311
Swap Contracts	—	446	—	446
Total	2,311	446	—	2,757
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.